Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	Aptorum Group Ltd
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001734005
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	001-38764
Entity Incorporation, State or Country Code	E9
Entity Interactive Data Current	Yes
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	11,584,324
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	22,437,754